OTHER EQUITY INSTRUMENTS - Additional Information (Details)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Equity Instruments [Line Items]
Common equity tier 1 capital ratio minimum	7.00%
AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Distribution rate reset, period	5 years